MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III    Two World Trade Center,
LETTER TO THE SHAREHOLDERS February 28, 1999            New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Municipal Income Trust III (TFC) for the period ended February 28, 1999.

Continued economic turmoil in Asia and Latin America, a currency crisis in Russia and the orchestrated bailout of a major U.S. hedge fund contributed to the volatility in the global financial markets during the second half of 1998. These events precipitated a "flight to quality" demand for U.S. Treasury securities. U.S. Treasury bond yields reached a 30-year low in October 1998. During the fourth quarter, the Federal Reserve Board sought to restore stability to the financial markets by cutting the federal-funds rate 75 basis points in three moves from 5.50 percent to 4.75 percent.

U.S. economic growth and employment remained strong in early 1999. Although inflation remained subdued, concern developed that the Federal Reserve might become more restrictive if the pace of growth did not slacken.

MUNICIPAL MARKET CONDITIONS

Municipal yields did not decline as much as U.S. Treasury yields during 1998. At the end of December, long-term insured municipal index yields were 5.05 percent. This level was only 10 basis points lower than the beginning of the year. In contrast, U.S. Treasury bond yields fell 80 basis points, from 5.90 percent to 5.10 percent. When U.S. Treasury yields reversed direction in February 1999 and rose 50 basis points, municipal yields were less volatile and rose only 10 basis points to 5.15 percent.

The modest rally of municipals during 1998 created a favorable relative value relationship versus Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by year-end. The higher the ratio, the more attractive municipals are relative to Treasuries. The ratio declined to 92 percent by the end of February, as municipals outperformed Treasuries. Over the past five years, the annual high-low range of the municipal/Treasury yield ratio has averaged 93-84 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

In addition to lagging the Treasury "flight to quality" rally in 1998, municipals also experienced a glut of new issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record level. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. New-money issues set a record and included the largest single municipal underwriting of $3.3 billion for the Long Island Power Authority. In the first two months of 1999, volume slowed and was down 25 percent compared to the same period last year.

PERFORMANCE

The Fund's net asset value (NAV) declined from $10.12 to $10.00 per share during the six month period. Based on this change, plus reinvestment of tax-free dividends totaling $0.23 per share and capital gains distributions totaling $0.063, the Fund's total return based on NAV was 2.08 percent. TFC's price on the New York Stock Exchange fell from $9.1875 to $8.75 per share during the same period. Based on this market value and reinvestment of tax-free dividends and capital gains distributions, the Fund's total return based on market value was --1.61 percent. As of February 28, 1999, TFC's market value was trading at a 12.5 percent discount to its NAV.

                                  [LINE CHART]

                    MMD 30 YEAR  AAA INSURED AND TREASURY YIELD
The January & February 1999 data needs to be added to the Bond Yield Graph for the following annual report:

Morgan Stanley Dean Witter Municipal Income Trust III

            Date            AAA Ins           Tsy        % Relationship

          12/31/93            5.40%           6.34%           85.17%
          01/31/94            5.40            6.24            86.54%
          02/28/94            5.80            6.66            87.09%
          03/31/94            6.40            7.09            90.27%
          04/29/94            6.35            7.32            86.75%
          05/31/94            6.25            7.43            84.12%
          06/30/94            6.50            7.61            85.41%
          07/29/94            6.25            7.39            84.57%
          08/31/94            6.30            7.45            84.56%
          09/30/94            6.55            7.81            83.87%
          10/31/94            6.75            7.96            84.80%
          11/30/94            7.00            8.00            87.50%
          12/30/94            6.75            7.88            85.66%
          01/31/95            6.40            7.70            83.12%
          02/28/95            6.15            7.44            82.66%
          03/31/95            6.15            7.43            82.77%
          04/28/95            6.20            7.34            84.47%
          05/31/95            5.80            6.66            87.09%
          06/30/95            6.10            6.62            92.15%
          07/31/95            6.10            6.86            88.92%
          08/31/95            6.00            6.66            90.09%
          09/29/95            5.95            6.48            91.82%
          10/31/95            5.75            6.33            90.84%
          11/30/95            5.50            6.14            89.58%
          12/29/95            5.35            5.94            90.07%
          01/31/96            5.40            6.03            89.55%
          02/29/96            5.60            6.46            86.69%
          03/29/96            5.85            6.66            87.84%
          04/30/96            5.95            6.89            86.36%
          05/31/96            6.05            6.99            86.55%
          06/28/96            5.90            6.89            85.63%
          07/31/96            5.85            6.97            83.93%
          08/30/96            5.90            7.11            82.98%
          09/30/96            5.70            6.93            82.25%
          10/31/96            5.65            6.64            85.09%
          11/29/96            5.50            6.35            86.61%
          12/31/96            5.60            6.63            84.46%
          01/31/97            5.70            6.79            83.95%
          02/28/97            5.65            6.80            83.09%
          03/31/97            5.90            7.10            83.10%
          04/30/97            5.75            6.94            82.85%
          05/30/97            5.65            6.91            81.77%
          06/30/97            5.60            6.78            82.60%
          07/30/97            5.30            6.30            84.13%
          08/31/97            5.50            6.61            83.21%
          09/30/97            5.40            6.40            84.38%
          10/31/97            5.35            6.15            86.99%
          11/30/97            5.30            6.05            87.605
          12/31/97            5.15            5.92            86.99%
          01/31/98            5.15            5.80            88.79%
          02/28/98            5.20            5.92            87.84%
          03/31/98            5.25            5.93            88.53%
          04/30/98            5.35            5.95            89.92%
          05/29/98            5.20            5.80            89.66%
          06/30/98            5.20            5.65            92.04%
          07/31/95            5.18            5.71            90.72%
          08/31/98            5.03            5.27            95.45%
          09/30/98            4.95            5.00            99.00%
          10/31/98            5.05            5.16            97.87%
          11/30/98            5.00            5.06            98.81%
          12/31/98            5.05            5.10            99.02%
          01/31/99            5.00            5.09            98.23%
          02/28/99            5.10            5.58            91.40%

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS February 28, 1999, continued


              [BAR GRAPH]                              [PIE CHART]

LARGEST SECTORS AS OF FEBRUARY 28, 1999   CREDIT RATINGS AS OF FEBRUARY 28, 1999
(% OF NET ASSETS)                         (% OF TOTAL LONG-TERM PORTFOLIO)

Transportation                      17%   Aaa or AAA                         64%
Electric                            13%   Aa or AA                            6%
Mortgage                            13%   A or A                             11%
Water and Sewer                     11%   Baa or BBB                          8%
Hospital                            11%   N/R                                11%
IDR/PCR*                             9%
General Obligation                   7%
Nursing and Health                   5%
Refunded                             3%
All Others                          11%

*Industrial Development/Pollution         As measured by Moody's Investor
 Revenue.                                 Service Inc. or Standard & Poor's
                                          Corp.
Portfolio structure is subject to
change.                                   Portfolio structure is subject to
                                          change.

                                   [BAR GRAPH]

CALL STRUCTURE AS OF FEBRUARY 28, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)                        WEIGHTED AVERAGE
PERCENT CALLABLE                                        CALL PROTECTION: 8 YEARS


     1999  2000  2001  2002  2003  2004  2005  2006  2007  2008  2009  2010+
     ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  -----

       4%    9%    2%    4%    0%    7%   20%    4%   16%   15%    3%   16%

                              YEARS BONDS CALLABLE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS February 28, 1999, continued


Monthly dividends for the first quarter of 1998 were declared in December. The Fund's level of earned but undistributed net investment income totaled $0.066 per share on February 28, 1999, versus $0.058 per share six months ago.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 46 credits. At the end of February the portfolio's average maturity was 21 years. Average duration, a measure of sensitivity to interest rate changes, was 7.9 years.

The accompanying charts provide information on the Fund's call structure, largest sectors and distribution by credit quality as of February 28, 1999.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable last year than it has been in the previous 10 years. Although municipals have outperformed Treasuries in early 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended February 28, 1999 the Fund purchased and retired 60,200 shares of common stock at a weighted average market discount of 11.11 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Trust III and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            General Obligation (7.0%)
 $  1,000   Michigan Municipal Bond Authority, School Ser 1998 ........................... 5.25%      12/01/13    $ 1,052,970
    1,000   New York City, New York, 1995 Ser D (MBIA) ................................... 6.20       02/01/07      1,129,510
    1,000   New York State, Refg Ser 1995 B .............................................. 5.70       08/15/10      1,093,020
    1,000   Washington, Ser 1995 A ....................................................... 5.80       09/01/08      1,084,670
 --------                                                                                                         -----------
    4,000                                                                                                           4,360,170
 --------                                                                                                         -----------
            Educational Facilities Revenue (1.9%)
    1,250   New Jersey Economic Development Authority, Educational Testing Service
 --------   Ser 1998 A (MBIA) ............................................................ 4.75       05/15/18      1,214,612
                                                                                                                  -----------
            Electric Revenue (12.6%)
    1,000   Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) .... 5.75       01/01/15      1,068,140
    3,000   Southern California Public Power Authority, Mead-Adelanto 1994 Ser A
            (AMBAC) ...................................................................... 5.15       07/01/15      3,163,050
            Intermountain Power Agency, Utah,
    2,500   Refg 1998 Ser A (MBIA) ....................................................... 5.25       07/01/15      2,576,325
    1,000   Refg 1997 Ser B (MBIA) ....................................................... 5.75       07/01/19      1,066,600
 --------                                                                                                         -----------
    7,500                                                                                                           7,874,115
 --------                                                                                                         -----------
            Hospital Revenue (11.3%)
    2,000   Birmingham-Carraway Special Care Facilities Financing Authority,
            Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ................... 5.875      08/15/15      2,130,960
    2,000   Michigan Hospital Finance Authority, Detroit Medical Center Ser 1997 A
            (AMBAC) ...................................................................... 5.25       08/15/27      1,982,440
    1,000   Missouri Health & Educational Facilities Authority, SSM Health Care
            Ser 1998 A (MBIA) ............................................................ 5.00       06/01/22        982,380
    1,000   University of Missouri, Health Ser 1996 A (AMBAC) ............................ 5.50       11/01/16      1,041,820
    1,000   Delaware County Authority, Pennsylvania, Catholic Health East Ser 1998 A
 --------   (AMBAC) ...................................................................... 4.875      11/15/26        946,170
                                                                                                                  -----------
    7,000                                                                                                           7,083,770
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (8.6%)
    1,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) .............. 6.30       12/01/14      1,087,020
    1,000   New York State Energy Research & Development Authority, New York
            State Electric & Gas Corp 1987 Ser A (AMT) (MBIA) ............................ 6.15       07/01/26      1,090,140
    2,005   Alliance Airport Authority, Texas, American Airlines Inc Ser 1990 (AMT) ...... 7.50       12/01/29      2,149,881
    1,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
 --------   Texas, American Airlines Inc Ser 1995 ........................................ 6.00       11/01/14      1,051,170
                                                                                                                  -----------
    5,005                                                                                                           5,378,211
 --------                                                                                                         -----------
            Mortgage Revenue -- Multi-Family (1.6%)
      960   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT)
            (AMBAC) ...................................................................... 6.60       07/01/14      1,035,610
                                                                                                                  -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue -- Single Family (11.7%)
  $   225     Colorado Housing Finance Authority, Ser A-2 (AMT) .....................    8.25%       08/01/20      $   229,730
       70     Hawaii Housing Finance & Development Corporation, Purchase
              Ser 1989 A (AMT) ......................................................    7.80        07/01/29           71,751
      730     Idaho Housing Agency, Ser 1988 D-2 (AMT) ..............................    8.25        01/01/20          796,452
    1,650     Saint Tammany Public Trust Financing Authority, Louisiana,
              Refg Ser 1990 B .......................................................    7.25        07/25/11        1,803,220
      495     Maine Housing Authority, Purchase 1990 Ser A-4 (AMT) ..................    6.40        11/15/23          516,414
      480     Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Backed 1998 Ser B-2 (AMT) ...................................    6.40        03/01/29          529,800
    2,985     Ohio Housing Finance Agency, Residential GNMA Collateralized
              1996 Ser B-2 (AMT) ....................................................    6.10        09/01/28        3,168,697
              Utah Housing Finance Agency,
       60      Ser 1991 Issue A-2 (AMT) .............................................    7.75        01/01/23           61,537
      175     Ser 1991 Issue B-2 (AMT) ..............................................    7.75        01/01/23          182,681
  -------                                                                                                          -----------
    6,870                                                                                                            7,360,282
  -------                                                                                                          -----------
              Nursing & Health Related Facilities Revenue (4.8%)
      945     Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 ..........................   10.25        01/01/20          996,408
    1,910     Lexington-Fayette Urban County Government, Kentucky,
  -------     AHF/Kentucky-Iowa Inc Ser 1990 ........................................   10.25        01/01/20        2,013,904
                                                                                                                   -----------
    2,855                                                                                                            3,010,312
  -------                                                                                                          -----------
              Public Facilities Revenue (2.2%)
    1,000     Marion County Convention & Recreational Facilities Authority, Indiana,
              Excise Tax Sub Ser 1997 A (MBIA) ......................................    0.00        06/01/17          392,970
    1,000     Washington County/St George Interlocal Agency, Utah, Ser 1997 A
  -------     (AMBAC) ...............................................................    5.125       12/01/22          991,100
                                                                                                                   -----------
    2,000                                                                                                            1,384,070
  -------                                                                                                          -----------
              Tax Allocation Revenue (1.5%)
      800     Hodgkins, Illinois, Ser 1991 ..........................................    9.50        12/01/09          921,480
  -------                                                                                                          -----------
              Transportation Facilities Revenue (16.5%)
    1,000     Chicago, Illinois, Midway Airport Ser 1998 A (AMT) (MBIA) .............    5.125       01/01/35          965,750
    2,200     Southwestern Development Authority, Illinois, Tri-City Regional Port
              District Ser 1989 A (AMT) (a) .........................................    7.90        07/01/14        2,274,228
    2,000     Kentucky Turnpike Authority, Economic Development Road Revitalization
              Refg Ser 1995 (AMBAC) .................................................    5.625       07/01/15        2,126,380
    1,000     Ohio Turnpike Commission, Ser 1998 B (FGIC) ...........................    4.50        02/15/24          925,090
    2,000     Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) .............    6.125       11/15/25        2,179,580
    2,000     Puerto Rico Highway & Transportation Authority, 1998 Ser A ............    4.75        07/01/38        1,894,500
  -------                                                                                                          -----------
   10,200                                                                                                           10,365,528
  -------                                                                                                          -----------
              Water & Sewer Revenue (10.6%)
    1,000     East Bay Municipal Utility District, California, Water Ser 1998 (MBIA)     4.75        06/01/34          953,920
    1,000     Massachusetts Water Resources Authority, 1993 Ser C ...................    5.25        12/01/20        1,006,250

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 1,300   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ........... 5.75%      12/01/17        $ 1,377,857
    3,755   Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B (FGIC) ......... 0.00       09/01/26            899,435
    1,000   Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) .............. 4.75       01/01/21            959,240
    1,500   Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A (MBIA) .............. 5.00       07/01/25          1,480,425
  -------                                                                                                            -----------
    9,555                                                                                                              6,677,127
  -------                                                                                                            -----------
            Other Revenue (3.3%)
    1,000   Pasadena, California, Refg & Cap 1992 COPs .................................. 5.75       01/01/13          1,042,340
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, 1997 Ser B (a) ............ 5.75       09/01/27          1,024,560
  -------                                                                                                            -----------
    2,000                                                                                                              2,066,900
  -------                                                                                                            -----------
            Refunded (3.1%)
      750   Illinois Health Facilities Authority, Glen Oaks Medical Center Inc
            Refg 1990 Ser D (ETM) ....................................................... 9.50       11/15/15            843,660
    1,000   Massachusetts, 1995 Ser B (AMBAC) ........................................... 5.50       07/01/05+         1,095,790
  -------                                                                                                            -----------
    1,750                                                                                                              1,939,450
  -------                                                                                                            -----------
   61,745   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $56,919,323).......................................     60,671,637
  -------                                                                                                            -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.1%)
      500   Illinois Health Facilities Authority, Northwestern Memorial Hospital
            Ser 1995 (Demand 03/01/99) .................................................. 3.25*      08/15/25            500,000
      800   Harris County Health Facilities Development Corporation, Texas, Methodist
  -------   Hospital Ser 1994 (Demand 03/01/99) ......................................... 3.25*      12/01/25            800,000
                                                                                                                     -----------
    1,300   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $1,300,000).........................................................................      1,300,000
                                                                                                                     -----------
  $63,045   TOTAL INVESTMENTS (Identified Cost $58,219,323) (b)...................................       98.8%        61,971,637
  =======   CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......................................        1.2            762,994
                                                                                                                     -----------
            NET ASSETS ...........................................................................      100.0%       $62,734,631
                                                                                                                     ===========

---------------
   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,797,594 and the aggregate gross unrealized depreciation is $45,280, resulting in net unrealized appreciation of $3,752,314.

Bond Insurance:
---------------

   AMBAC    AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


--------------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               February 28, 1999

Alabama .........   3.4%  Iowa ............   4.8%  New York  .......   5.3%
California  .....   9.9   Kentucky ........   3.4   Ohio ............   8.7
Colorado ........   0.4   Louisiana  ......   2.9   Pennsylvania ....   1.4
Connecticut .....   1.6   Maine ...........   0.8   Puerto Rico .....   3.0
Delaware ........   1.5   Massachusetts  ..   5.0   Texas ...........  10.0
Hawaii  .........   0.1   Michigan ........   4.8   Utah ............   7.8
Idaho ...........   1.3   Missouri ........   4.1   Virginia  .......   3.9
Illinois  .......   8.8   Nevada ..........   1.7   Washington ......   1.7
Indiana .........   0.6   New Jersey  .....   1.9                      ----
                                                    Total  ..........  98.8%
                                                                       ====
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $58,219,323) ................................    $61,971,637
Cash ...........................................................        107,932
Receivable for:
  Interest .....................................................        754,075
  Investments sold .............................................         10,000
Prepaid expenses and other assets ..............................          3,738
                                                                    -----------
  TOTAL ASSETS .................................................     62,847,382
                                                                    -----------
LIABILITIES:
Payable for:
  Investment advisory fee ......................................         20,744
  Administration fee ...........................................         12,965
Accrued expenses and other payables ............................         79,042
                                                                    -----------
  TOTAL LIABILITIES ............................................        112,751
                                                                    -----------
  NET ASSETS ...................................................    $62,734,631
                                                                    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ................................................    $58,231,159
Net unrealized appreciation ....................................      3,752,314
Accumulated undistributed net investment income ................        428,042
Accumulated undistributed net realized gain ....................        323,116
                                                                    -----------
  NET ASSETS ...................................................    $62,734,631
                                                                    ===========
NET ASSET VALUE PER SHARE,
  6,271,286 shares outstanding (unlimited shares
  authorized of $.01 par value) ................................         $10.00
                                                                         ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended February 28, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .................................................   $1,775,273
                                                                    ----------
EXPENSES
Investment advisory fee .........................................      126,221
Administration fee ..............................................       78,888
Transfer agent fees and expenses ................................       14,204
Professional fees ...............................................       11,399
Shareholder reports and notices .................................       10,366
Registration fees ...............................................        8,397
Trustees' fees and expenses .....................................        6,230
Custodian fees ..................................................        2,314
Other ...........................................................        8,117
                                                                    ----------
  TOTAL EXPENSES ................................................      266,136
Less: expense offset ............................................       (2,310)
                                                                    ----------
  NET EXPENSES ..................................................      263,826
                                                                    ----------
  NET INVESTMENT INCOME .........................................    1,511,447
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ...............................................      231,701
Net change in unrealized appreciation ...........................     (673,680)
                                                                    ----------
  NET LOSS ......................................................     (441,979)
                                                                    ----------
NET INCREASE ....................................................   $1,069,468
                                                                    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX        FOR THE YEAR
                                                             MONTHS ENDED           ENDED
                                                          FEBRUARY 28, 1999    AUGUST 31, 1998
----------------------------------------------------------------------------------------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................       $ 1,511,447         $ 3,219,238
Net realized gain ....................................           231,701             658,094
Net change in unrealized appreciation ................          (673,680)          1,085,042
                                                             -----------         -----------
  NET INCREASE .......................................         1,069,468           4,962,374
                                                             -----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................        (1,450,409)         (3,271,045)
Net realized gain ....................................          (397,258)           (173,466)
                                                             -----------         -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..................        (1,847,667)         (3,444,511)
                                                             -----------         -----------
Net decrease from transactions in shares of beneficial
  interest ...........................................          (538,594)           (436,425)
                                                             -----------         -----------
  NET INCREASE (DECREASE) ............................        (1,316,793)          1,081,438

NET ASSETS:
Beginning of period ..................................        64,051,424          62,969,986
                                                             -----------         -----------
  END OF PERIOD
   (Including undistributed net investment income of
   $428,042 and $367,004, respectively) ..............       $62,734,631         $64,051,424
                                                             ===========         ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Trust III (the "Fund"), formerly Municipal Income Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 26, 1989 and commenced operations on October 5, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor" ), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of weekly net assets not exceeding $250 million and 0.30% to the portion of weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. ("the Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of weekly net assets not exceeding $250 million; 0.20% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1999, aggregated $5,088,454 and $6,365,291, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     CAPITAL PAID
                                                         PAR VALUE   IN EXCESS OF
                                               SHARES    OF SHARES     PAR VALUE
                                               ------    ---------     ---------
Balance, August 31, 1997 ..................  6,378,986    $63,790    $59,142,388
Treasury shares purchased and retired
  (weighted average discount 7.62%)* ......    (47,500)      (475)      (435,950)
                                             ---------    -------    -----------
Balance, August 31, 1998 ..................  6,331,486     63,315     58,706,438
Treasury shares purchased and retired
  (weighted average discount 11.11%)* .....    (60,200)      (602)      (537,992)
                                             ---------    -------    -----------
Balance, February 28, 1999 ................  6,271,286    $62,713    $58,168,446
                                             =========    =======    ===========

-----------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

The Fund declared the following dividend from net investment income:

     DECLARATION             AMOUNT            RECORD           PAYABLE
         DATE              PER SHARE            DATE              DATE
---------------------   ---------------   ---------------   ---------------
  December 29, 1998         $0.0375       March 5, 1999     March 19, 1999
    March 30, 1999          $0.0375       April 9, 1999     April 23, 1999
    March 30, 1999          $0.0375        May 7, 1999       May 21, 1999
    March 30, 1999          $0.0375        June 4, 1999      June 18, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31*
                                                      MONTHS ENDED     -------------------------------------------------------------
                                                    FEBRUARY 28, 1999    1998         1997         1996          1995         1994
------------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $10.12          $ 9.87      $ 9.75        $ 9.91        $ 9.81      $10.05
                                                        ------          ------      ------        ------        ------      ------
Income (loss) from investment operations:
 Net investment income .............................      0.24            0.51        0.53          0.56          0.60        0.60
 Net realized and unrealized gain (loss) ...........     (0.08)           0.29        0.19         (0.09)         0.11       (0.25)
                                                        ------          ------      ------        ------        ------      ------
Total income from investment operations ............      0.16            0.80        0.72          0.47          0.71        0.35
                                                        ------          ------      ------        ------        ------      ------
Less dividends and distributions from:
 Net investment income .............................     (0.23)          (0.52)      (0.58)        (0.59)        (0.54)      (0.56)
 Net realized gain .................................     (0.06)          (0.03)      (0.02)        (0.04)        (0.07)      (0.03)
                                                        ------          ------      ------        ------        ------      ------
Total dividends and distributions ..................     (0.29)          (0.55)      (0.60)        (0.63)        (0.61)      (0.59)
                                                        ------          ------      ------        ------        ------      ------
Anti-dilutive effect of acquiring treasury shares ..      0.01              --          --            --            --          --
Net asset value, end of period .....................    $10.00          $10.12      $ 9.87        $ 9.75        $ 9.91      $ 9.81
                                                        ======          ======      ======        ======        ======      ======
Market value, end of period ........................    $ 8.75          $9.188      $ 9.50        $9.875        $8.875      $ 9.00
                                                        ======          ======      ======        ======        ======      ======
TOTAL RETURN+ ......................................     (1.61)%(1)       2.50%       2.57%        18.83%         5.71%      (6.60)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................      0.84%(2)        0.90%       0.91%         0.91%         0.94%       0.93%
Net investment income ..............................      4.79%(2)        5.07%       5.41%         5.61%         6.24%       5.99%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............   $62,735         $64,051     $62,970       $62,297       $63,515     $64,011
Portfolio turnover rate ............................         8%(1)          29%          4%           17%           22%         23%

-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)    Not annualized.
(2)    Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
---------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
---------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
---------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
---------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISOR
---------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME TRUST III



[GRAPHIC]



SEMIANNUAL REPORT
FEBRUARY 28, 1998